Related Party Transactions - Summary of Financial Investments in Securities of Related Parties, in the Investment Fund (Parenthetical) (Detail) - Related parties [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Percentage of investment	44.20%	72.28%	78.31%
Cemig [member]
Investment [Line Items]
Percentage of investment	4.65%	4.17%	10.12%
Cemig D [member]
Investment [Line Items]
Percentage of investment	24.47%	19.90%	24.94%
Other subsidiaries [member]
Investment [Line Items]
Percentage of investment	14.33%	21.36%	22.39%
Cemig GT [member]
Investment [Line Items]
Percentage of investment		26.85%	20.86%